As filed with the Securities and Exchange Commission on October 22, 2014
File Nos. 333-70963; 811-09201
______________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 30

AND THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23

COLI VUL-2 SERIES ACCOUNT
(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Offices)

(303) 737-3000
(Depositor’s Telephone Number)

Robert L. Reynolds
President and Chief Executive Officer
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

COPIES TO:

Ann B. Furman, Esq.	Beverly A. Byrne, Esq.
Carlton Fields Jorden Burt, P.A. Suite 400 East	Senior Vice President, Legal & Chief Compliance Officer
1025 Thomas Jefferson Street, N.W.	Great-West Life & Annuity Insurance Company
Washington, D.C. 20007-5208	8525 East Orchard Road, 2T3
Greenwood Village, Colorado 80111
------------
Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b)(1) of Rule 485.
[X]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being offered: flexible premium variable universal life insurance policies.

EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 30 for the purpose of including in the registration statement an updated Policy form, a supplement to the Executive Benefit VUL II prospectus pertaining to the updated Policy form, and Part C. In all other respects the registration statement (including the prospectuses and statement of additional information, both dated May 1, 2014) remains the same. This Post-Effective Amendment No. 30 does not otherwise delete, amend or supersede any information contained in the registration statement, except as expressly provided herein. This Post-Effective Amendment No. 30 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment No. 29 filed on April 29, 2014.

Rule 497(e)
File Nos. 333-70963
and 811-09201

Executive Benefit VUL II – Prospectus

A Flexible Premium Variable Universal Life Insurance Policy
offered by Great-West Life & Annuity Insurance Company
in connection with its COLI VUL-2 Series Account

Supplement dated December 22, 2014 to the
May 1, 2014 Prospectus

For all Policies issued on or after December 31, 2014, the following changes to the Prospectus will apply:

On page 5 of the Prospectus, the sub-section titled Free Look Period is deleted in its entirety and replaced with the following:

5. Free Look Period. You may return your Policy to us for any reason within ten days of receiving it, or such longer period as required by applicable state law (30 days for replacement policies), and depending on state law, receive (i) your Policy Value (less surrenders, withdrawals and distributions), or (ii) the greater of your Premiums, less any withdrawals, or your Policy Value. The money you contribute to the Policy will be invested at your direction, except that in some states during your free look period your Premiums will be allocated to the Great-West Money Market Division.

On page 25 of the Prospectus, the following paragraph will immediately follow the heading, Policy Limitations:

Advance Notice. Subject to the Company's administrative requirements and to any requirements that may be imposed by the Funds, the Company reserves the right to require advance written notice from the Owner for any of the following:
•allocations of Premiums or loan repayments; and
•Requests for surrenders, partial withdrawals, loans or Transfers.

****
On page 30 of the Prospectus, the Suicide sub-section is deleted in its entirety and replaced with the following:

Suicide. If the Insured, whether sane or insane, commits suicide within two years after your Policy's Issue Date (one year if your Policy is issued in North Dakota) or two years within the date of reinstatement (one year if your Policy is issued in North Dakota), we will not pay any part of the Death Benefit Proceeds. We will pay the Beneficiary the

1

Premiums paid, less the amount of any Policy Debt, any partial withdrawals and the cost for riders.

If the Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Total Face Amount (one year if your Policy is issued in North Dakota), then our liability as to that increase will be the cost of insurance for that increase and that portion of the Account Value attributable to that increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase.
****
On page 34 of the Prospectus, the sub-section titled Free Look Period is deleted in its entirety and replaced with the following:

Free Look Period. During the free look period (ten days or the period required by your state), you may cancel your Policy. If you purchased your Policy as a replacement of an existing policy, the free look period is extended to 30 days from the date you received it. If you decide to cancel your Policy within the free look period, you must return the Policy to our Corporate Headquarters or an agent of Great-West. Policies returned during the free look period will be void from the start.

In states that require us to return Account Value if you cancel your Policy, net Premium will be allocated to the Divisions you select on your application. In those states, we will refund your Policy Value (less surrenders, withdrawals and distributions) as of the date we received your cancellation request. This amount may be higher or lower than your Premium payments depending on the investment performance, which means you bear the investment risk until we receive your Policy and notice of cancellation.

In states that require us to return Premium if you cancel your Policy, net Premium will first be allocated to the Great-West Money Market Division and remain there until the next Valuation Date following the end of the free look period. In those states, we will return the greater of Account Value (less any surrenders, withdrawals and distributions already received) or the amount of Premium received as of the date we received your cancellation request.

At the end of the free look period, the Sub-Account value held in the Great-West Money Market Division will be allocated to the Division(s) you selected. If your Premium payments are received after 4:00 PM EST/EDT, such payments will be credited on the next Valuation Date. Regardless of when the payment is credited, you will receive the values from the date we received your payment.

During the free look period, you may change your Division allocations and your allocation percentages, however, depending on whether your state permits the immediate investment of your Premium, changes made during the free look period may not take effect until after the free look period has expired.

In your Policy, the free look period is also referred to as the right to examine.

2

****

On page 35 of the Prospectus, in the sub-section titled Death Benefit, the second paragraph is deleted in its entirety and replaced with the following:

The Death Benefit payable on the Insured's death will be paid in a lump sum unless the Owner elects to receive all or a portion of the Death Benefit Proceeds under a settlement option that the Company is then offering.

The Company will pay interest on the Death Benefit Proceeds, less any indebtedness from the date of death. The Company will pay interest on the Death Benefit Proceeds at a rate established by the Company for funds left on deposit. Additional interest shall accrue at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of (i), (ii), and (iii) to the date the claim is paid, where:
(i) The date that due proof of death is received by the Company;
(ii) The date the Company receives sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the Proceeds; and
(iii) The date that legal impediments to the payment of Death Benefit Proceeds that depend on the action of parties other than the Company are resolved and sufficient evidence of the same is provided to the Company. Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2014.
Please keep this Supplement for future reference.

3

PART C: OTHER INFORMATION

Item 26. Exhibits

(a)
Board of Directors Resolution. Resolution authorizing establishment of Registrant is incorporated by reference to initial Registrant’s Registration Statement on Form S-6 filed on January 22, 1999 (File No. 333-70963).

(b)	Custodian Agreements. None.

(c)
Underwriting Contracts. Copy of underwriting contract between Great-West Life & Annuity Insurance Company (“Great-West”) and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963).

(d)	Policies.

(d)(1)	Specimen Policy Form 355-CSO is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on September 30, 2008 (File No. 333-70963).

(d)(2)
Specimen Term Life Insurance Rider (Form J355rider-CSO for policies issued after January 1, 2009) is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on September 30, 2008 (File No. 333-70963).

(d)(3)	Specimen Policy Free-Look Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form S-6 filed on April 27, 2000 (File No. 333-70963).

(d)(4)	Specimen Policy Return of Expense Charge Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form S-6 filed on April 25, 2001 (File No. 333-70963).

(d)(5)	Change of Insured Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on April 30, 2004 (File No. 333-70963 and 811-09201).

(d)(8)
Specimen Fixed Account Endorsement Form 379 is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to Registration Statement on Form N-6 as filed on December 17, 2008 (File No. 333-70963).

(d)(9)	Specimen Policy Form J355rev2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registration Statement on Form N-6 as filed on April 27, 2012.

(d)(10)
Specimen Policy Endorsement (Form ICC 12-J801) is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Registration Statement filed on Form N-6 as filed on September 27, 2012 (File No. 333-70963).

(d)(11)
Specimen Policy Form J355rev3 is filed incorporated by reference to Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-6 as filed on February 28, 2014 (File No. 333-70963).

(d)(12)	Specimen Policy Form ICC14-J355X is filed herewith.

(e)	Applications. Specimen Application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 filed on June 23, 1999 (File No. 333-70963).

(f)
(f)(1) Depositor’s Certificate of Incorporation. Copy of Articles of Incorporation of Great-West, as amended, is incorporated by reference to Pre-Effective Amendment No. 2 on Form S-1 of Great-West filed on October 29, 1996, (File No. 333-01173).

(f)(2) By-Laws of Great-West as amended June 17, 1997 is incorporated by reference to Amendment No. 1 on Form 10-K of Great-West filed on March 31, 1998 (File No. 333-01173); Amended Bylaws of Great-West are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 2-89550).

(g)	Reinsurance Contracts.

(g)(1)	Automatic YRT Reinsurance Agreement Effective October 1, 2008 between Great-West and The

Canada Life Assurance Company (redacted), Amendment 1 to the Automatic YRT Reinsurance Agreement Effective October 1, 2008 dated August 1, 2010 (redacted) and Amendment 2 to the Automatic YRT Reinsurance Agreement Effective October 1, 2008 dated August 1, 2010 (redacted) are incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company of New York(“Great-West of New York”) on Form N-6 on April 26, 2011 (File No. 333-146241).

(g)(2)
Automatic/Facultative YRT Guaranteed Issue and Fully Underwritten Reinsurance Agreement between Great-West and RGA Reinsurance Company effective May 1, 2010 (redacted) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(g)(3)
Automatic Yearly Renewable Term Reinsurance Agreement between Great-West and SCOR Global Life U.S. Re Insurance Company effective May 1, 2010 (redacted) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(g)(4)
Automatic Yearly Renewable Term Reinsurance Agreement between Great-West and Hannover Life Reassurance Company of America effective May 1, 2010 (redacted) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(h)	Participation Agreements.

(h)(1)
Participation Agreement among Great-West, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc., dated March 30, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File Nos. 333-70963).

(h)(2)
First Amendment to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc and Great-West dated April 30, 2004, is incorporated by reference to Pre Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on December 4, 2007 (File No. 333-146241).

(h)(3)
Second Amendment to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc and Great-West dated April 30, 2004, is incorporated by reference to Pre Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on December 4, 2007 (File No. 333-146241).

(h)(4)
Third Amendment to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc and Great-West dated April 30, 2004, is incorporated by reference to Pre Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on December 4, 2007 (File No. 333-146241).

(h)(5)
Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated September 14, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(6)
First Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and Fund Distributors, dated April 20, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(7)
Second Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc. and Fund Distributors, dated May 1, 2002, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(8)
Third Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated April 26, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(9)
Fourth Amendment to Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated September 17, 2007 is incorporated by reference to the Initial Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on September 21, 2007 (File No. 333-146241).

(h)(10)
Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), American Funds Insurance Series and Capital Research and Management Company dated January 28, 2008 is incorporated by reference to Registrant’s Post-Effective No. 16 on Form N-6 filed on April 21, 2008 (File No. 333-70963).

(h)(11)
Fund Participation Agreement among Great-West, Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P. and Davis Distributors, LLC, dated December 16, 2004, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(12)
First Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis Distributors, LLC, dated July 2, 2007 is incorporated by reference to the Initial Registration Statement filed by COLI VUL-4 Series Account of First Great-West on Form N-6 filed on September 21, 2007 (File No. 333-146241).

(h)(13)
Fund Participation Agreement between Great-West and Dreyfus Stock Index Fund Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.), dated December 31, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(14)
Amendment to Fund Participation Agreement between Great-West and Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.), dated March 15, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(15)
Amendment to Fund Participation Agreement among Great-West, Dreyfus Growth and Value Funds, Inc., Dreyfus Life & Annuity Index Fund, Inc., and Dreyfus Variable Investment Fund, dated January 1, 2002, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(16)
Second Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(17)
Third Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund, dated December 1, 2004, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(18)
Fourth Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund, dated July 31, 2007 is incorporated by reference to Initial Registration Statement filed by COLI VUL-4 Series Account of First Great-West on Form N-6 filed on September 21, 2007 (File No. 333-146241).

(h)(19)
Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated February 1, 1994, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(20)
First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(21)	Second Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s

Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(22)
Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated May 1, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(23)
First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(24)
Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(25)
First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(h)(26)
Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(h)(27)
Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated May 16, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(h)(28)
Second Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated August 29, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(h)(29)
Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated June 1, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(30)
Letter Agreement Supplement to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated April 27, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(31)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated December 1, 1998, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(32)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated October 4, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(33)
Third Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital Corporation, dated September 14, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(h)(34)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series, and Janus Capital Corporation dated January 31, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on September 30, 2008 (File No. 333-70963).

(h)(35)	Agreement between Great-West and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 13 on Form N-6 filed on April

28, 2006 (File No. 333-70963).

(h)(36)
Amendment to Agreement between Great-West, First Great-West (now known as Great-West of New York), and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated November 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(h)(37)
Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated January 1, 1999, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(h)(38)
Amendment to Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated October 24, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on December 4, 2007 (File No. 333-146241).

(h)(39)
Fund Participation Agreement among Great-West, PIMCO Variable Insurance Trust, Pacific Investment Management Company LLC and PIMCO Advisors Distributors LLC, dated March 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on May 3, 2004 (File No. 333-70963).

(h)(40)
First Amendment to Participation Agreement among Great-West, PIMCO Variable Trust, Pacific Investment Management Company, LLC, Allianz Global Investors Distributors, LLC and First-Great-West dated August 31, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(h)(41)
Fund Participation Agreement among Great-West, Scudder Variable Series I, Scudder Variable Series II, Scudder Investment VIT Funds, Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc. and Scudder Distributors, dated March 31, 2005, is incorporated by reference to Registrant’s Post Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(h)(42)
First Amendment to Fund Participation Agreement among Great-West, DWS Variable Series I (formerly Scudder Variable Series I), DWS Variable Series II (formerly Scudder Variable Series II), DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Deutsche Investment Management Americas Inc., DWS Scudder Distributors, Inc. (formerly Scudder Distributors, Inc.) and First Great-West (now known as Great-West of New York) dated April 11, 2007 is incorporated by reference to the Initial Registration Statement of COLI VUL-4 Series Account of Great-West of New York filed on September 21, 2007 (File No. 333-146241) .

(h)(43)
Second Amendment to Fund Participation Agreement among Great-West, DWS Variable Series I (formerly Scudder Variable Series I), DWS Variable Series II (formerly Scudder Variable Series II), DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Deutsche Investment Management Americas Inc., DWS Scudder Distributors, Inc. (formerly Scudder Distributors, Inc.) and First Great-West (now known as Great-West of New York) dated July 1, 2007 is incorporated by reference to the Initial Registration Statement of COLI VUL-4 Series Account of Great-West of New York filed on September 21, 2007 (File No. 333-146241).

(h)(44)
Fund Participation Agreement among Great-West, Royce Capital Fund, and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(h)(45)
Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Great-West and First Great-West dated October 11, 2007 is incorporated by reference to Registrant's Post Effective Amendment No. 16 on Form N-6, as filed on April 21, 2008. (File No. 333-70963).

(h)(46)
Participation Agreement among Putnam Variable Trust, Putnam Management Limited Partnership, Great-West and First Great-West (now known as Great-West of New York) dated April 30, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on September 30, 2008. (File No. 333-70963).

(h)(47)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated April 30, 2009 is incorporated by reference to Registrant’s Post Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333-70963).

(h)(48)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated by reference to Registrant’s Post Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333-70963).

(h)(49)
Second Amendment to the Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company, Inc. dated November 2, 2009 is incorporated by reference to Registrant’s Post Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333-70963).

(h)(50)
Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), Federated Insurance Series and Federated Securities Corp. dated March 3, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registration Statement on Form N-6 as filed on April 27, 2012 (File No. 333-70963).

(h)(51)
First Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of New York), GWFS Equities, Inc., Federated Insurance Series and Federated Securities Corp. dated March 3, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registration Statement on Form N-6 as filed on April 27, 2012.

(h)(52)
Participation Agreement among Great-West, Great-West of New York, Goldman Sachs Variable Insurance Trust, and Goldman, Sachs & Co. dated April 25, 2013 is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to Registration Statement on Form N-6 as filed on April 26, 2013 (File No. 333-70963).

(h)(53)
Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed by Variable Annuity-1 Series Account of Great-West on April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Variable Annuity-1 Series Account of Great-West's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h)(54)
Amendment to Fund Participation Agreement between Great-West Life & Annuity Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. dated May 7, 2014 is filed herewith.

(i)	Administrative Contracts. None.

(j)
Other Material Contracts. Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(k)
Legal Opinion. An opinion and consent of counsel regarding the legality of the securities being registered is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form S-6 filed on June 23, 1999 (File No. 333-70963).

(l)	Actuarial Opinion. None.

(m)	Calculation of Hypothetical Illustration Value is incorporated by reference to Registrant’s Post Effective

Amendment No. 9 to Form N-6 filed on April 29, 2003 (File No. 333-70963).

(n)	Other Opinions.

(n)(1)	Legal Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(n)(2)	Written consent of Deloitte & Touche LLP is filed herewith.

(o)
Omitted Financial Statements. The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013, and the statements of assets and liabilities of each of the investment divisions which comprise COLI VUL-2 Series Account of Great-West as of December 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are incorporated by reference to the Registrant's Post Effective Amendment No. 29 to the Registration Statement, filed on April 29, 2014 (File No. 333-70963).

(p)	Initial Capital Agreements. None.

(q)	Redeemability Exemption. None.

(r)
Power of Attorney for R.J. Orr is incorporated by reference to Registrant's Post Effective Amendment No. 16 on Form N-6, as filed on April 21, 2008. The Powers of Attorney for the J.L. Bernbach, A. Desmerais, P. Desmarias, Jr., A. Louvel, J.E.A. Nickerson, M. Plessis-Bélair and B. E. Walsh are incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on Form N-6 on April 26, 2007 (File No. 333-70963). The Powers of Attorney for H.P. Rousseau and R. Royer are incorporated by reference to Registrant’s Post Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333-70963). The Powers of Attorney for P. Mahon, J. Selitto and G. Tretiak are incorporated by reference to Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-6 as filed on February 28, 2014 (File No. 333-70963).

Item 27. Directors and Officers of the Depositor.

Name	Principal Business Address	Positions and Offices with Depositor
J. L. Bernbach	EngineUSA 460 Park Avenue South, 7th Floor New York, NY 10016	Director
M. R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
O. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais III	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R.L. Reynolds	8515 E. Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
A. Louvel	P.O. Box 1073 38 Beach Lane Wainscott, NY 11975	Director
R. L. McFeetors	Great-West Life 100 Osborne Street N Winnipeg, Canada MB R3C 3A5	Director
P. Mahon	Great-West Life 100 Osborne Street N Winnipeg, Canada MB R3C 3A5	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman of the Board

M. Plessis-Bélair, F. C. A.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
H.P. Rousseau	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Royer	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G. Tretiak	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
E. Murphy	8515 East Orchard Road Greenwood Village, CO 80111	President, Retirement Services
L. J. Mannello, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Financial Officer
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal, Chief Compliance Officer and Secretary
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Operations
E.P. Friesen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments and Chief Investment Officer, General Account
S. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Marketing
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
R. J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
D.G. McLeod	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Product Management
D.L. Musto	8525 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	President, Great-West Retirement Services
R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
B. Schwartz	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Commercial Mortgage Investments
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Individual Markets
C.S. Tocher	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Investment Officer, Segregated Funds
C. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, RPS Segment Product & Marketing

Item 28. Person Controlled by or Under Common Control with the Depositor or the Registrant.

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

Organizational Chart – December 31, 2013
I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.60% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2013 411,399,721 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,947,441.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.60% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 61.10%; note that this is not the equity percentage.

The Desmarais Family Residuary Trust also owns 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a 10% or greater voting interest in the following entities:
A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.17% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% - Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company

100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life Assurance (Ireland), Limited
50.0% - Setanta Asset Management Funds Public Limited Company                100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Adelaide Insurance Services Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.

100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - Sjrq Riverside IV Management Limited
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Houghton Hall Management Limited
14.0% - Baggot Court Management Limited
14.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
58.63% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.

19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.50% - Investment Planning Counsel Inc. (and 2.50% owned by Management of IPC management)
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.95% - IPC Portfolio Services Inc. (and 11.05% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
100% - Independent Planning Group Inc.
100.0% - VirtucoTechnologies Inc.
100.0% - IPG Insurance Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.3% - Lafarge SA (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.1% - Iberdrola (INFORMATION NOT PUBLIC)
5.6% - Umicore (INFORMATION NOT PUBLIC)
0.4% - LTI One
100.0% - Belgian Securities B.V.
Capital
71.6% - Imerys (56.2% in capital)
100.0% - Brussels Securities B.V.
Capital
99.6% - LTI One
100.0% - Sagerpar
3.9% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital

100.0% - GBL Energy S.á.r.l.
Capital
3.3% - Total SA (3.6% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
66.66% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - 9289-9822 Québec inc. (anciennement Groupe Espaces Inc.)
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média

100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.31% - CITIC Pacific Limited
9.78% - Vimicro International Corporation
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited
H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
22.98% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.7% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 29. Indemnification. Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against any liability incurred in his or her official capacity. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)
"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)
"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)
"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)
"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.
Section 7-109-102. Authority to indemnify directors.

(1)
Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)	In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)
A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)
The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)
In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)	The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)
The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)
The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)
Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)
If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)
If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106.  Determination and Authorization of Indemnification of Directors.

(1)
A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by under subsection (1) of this section shall be made:

(a)
By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)
If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)
If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)
By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders

(4)
Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107.  Indemnification of Officer, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)
An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)
A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

 Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)
A provision treating a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)
Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
Item 30. Principal Underwriter.

(a)
In addition to securities of the Registrant, GWFS Equities, Inc. currently distributes securities of Great-West Funds, Inc., an open-end management investment company, FutureFunds Series Account of Great-West, Maxim Series Account of Great-West, COLI VUL-4 Series Account of Great-West, Variable Annuity-1 Series Account of Great-West, Prestige Variable Life Account of Great-West, Trillium Variable Annuity Account of Great-West, Variable Annuity-2 Series Account of Great-West, and the Variable Annuity-1 Series Account of Great-West of New York, COLI VUL-2 Series Account of First Great-West, and Variable Annuity-2 Series Account of Great-West of New York.

(b)Directors and Officers of GWFS Equities, Inc.

Name	Principal Business Address	Position and Officers with Underwriter
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director, Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Director, Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B. Lewis	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Defined Contribution Markets
C. Silvaggi	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Retirement Solutions
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal, Chief Compliance Office and Secretary
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Treasurer
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS Equities	-0-	-0-	-0-	-0-

Item 31. Location of Accounts and Records. All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 32. Management Services. None.
Item 33. Fee Representation. Great-West represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 20th day of October, 2014

COLI VUL-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	October 20 , 2014
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	October 20 , 2014
Robert L. Reynolds

/s/ Louis J. Mannello, Jr.	Senior Vice President and Chief Financial Officer	October 20 , 2014
Louis J. Mannello, Jr.

/s/ John L. Bernbach	Director	October 20 , 2014
John L. Bernbach*

Director
Marcel R. Coutu

/s/ André Desmarais	Director	October 20 , 2014
André Desmarais*

Director
Olivier Desmarais

/s/ Paul Desmarais, Jr.	Director	October 20 , 2014
Paul Desmarais, Jr.*

Director
Paul Desmarais, III

/s/ Alain Louvel	Director	October 20 , 2014
Alain Louvel *

/s/ Paul A. Mahon	Director	October 20 , 2014
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	October 20 , 2014
Jerry E.A. Nickerson*

/s/ Michel Plessis-Bélair	Director	October 20 , 2014
Michel Plessis-Bélair*

/s/ Henri-Paul Rousseau	Director	October 20 , 2014
Henri-Paul Rousseau*

/s/ Raymond Royer	Director	October 20 , 2014
Raymond Royer *

Director
T. Timothy Ryan, Jr.

/s/ Jerome J. Selitto	Director	October 20 , 2014
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	October 20 , 2014
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	October 20 , 2014
Brian E. Walsh*

*By: /s/ Richard G. Schultz		October 20 , 2014
Richard G. Schultz
Attorney-in-Fact pursuant to Power of Attorney

ATTORNEYS AT LAW
1025 Thomas Jefferson Street, NW | Suite 400 East
Washington, DC 20007-5208
202.965.8100 | fax 202.965.8104
www.CFJBLaw.com
Atlanta
Hartford
Los Angeles
Miami
New York
Orlando
Tallahassee
Tampa
Washington, DC
West Palm Beach

October 22, 2014

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

Re: COLI VUL-2 Series Account
Post-Effective Amendment No. 30 to Registration Statement on Form N-6
File Nos. 333-70963 and 811-09201

Ladies and Gentlemen:

We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the policies described in the above-referenced registration statement. We hereby consent to the reference to our name under the caption "Legal Matters" in the prospectus filed as part of the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

/s/Carlton Fields Jorden Burt, P.A.

Carlton Fields Jorden Burt, P.A.

32281701.2

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
We consent to the use in this Post-Effective Amendment No. 30 to Registration Statement No. 333-70963 of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company on Form N-6 of our report dated April 8, 2014 on the financial statements and financial highlights of each of the investment divisions of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company and of our report dated March 7, 2014 on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries, both appearing in the Statement of Additional Information, which is incorporated from Post-Effective Amendment No. 29 to Registration Statement No. 333-70963 filed on April 29, 2014, which is part of this Registration Statement, as amended.
We also consent to the reference to us as experts under the heading “Independent Registered Public Accounting Firm” appearing in the Prospectus and the Statement of Additional Information, which are incorporated from Post-Effective Amendment No. 29 to Registration Statement No. 333-70963 filed on April 29, 2014, which is part of this Registration Statement, as amended.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
October 20, 2014

Insured: [John Doe] Policy Number: [1234567] A Stock Company [8515 East Orchard Road Greenwood Village, CO 80111] [1-877-723-8723] Great-West Life & Annuity Insurance Company (the “Company”) will pay the Death Benefit Proceeds to the Beneficiary subject to the policy provisions, when the Company receives due proof of the Insured’s death. (Payment of such Proceeds will completely discharge the Company’s liability with respect to the amount payable.) The Owner and Beneficiary are as shown in the application unless changed as provided for in this policy. The provisions on the following pages are a part of this policy. Signed for the Company on the Issue Date. [ ] [ ] [Richard Schultz,] [Robert L. Reynolds,] [Secretary] [President and Chief Executive Officer] This policy is a legal contract between the Owner and the Company. PLEASE READ THIS POLICY CAREFULLY. RIGHT TO EXAMINE THERE IS A 10 DAY RIGHT TO EXAMINE. IF THE POLICY IS ISSUED AS A REPLACEMENT OF AN EXISTING POLICY, THE RIGHT TO EXAMINE PERIOD IS EXTENDED TO 30 DAYS FROM THE DATE OF RECEIVING IT. IF YOU ARE NOT SATISFIED WITH THE POLICY, RETURN IT TO THE COMPANY OR AN AGENT OF THE COMPANY. THE POLICY WILL BE VOID FROM THE START, AND THE COMPANY WILL REFUND THE POLICY VALUE ACCOUNT LESS SURRENDERS, WITHDRAWALS, AND DISTRIBUTIONS. DURING THE RIGHT TO EXAMINE PERIOD, THE PREMIUM WILL BE ALLOCATED TO THE INVESTMENT DIVISIONS AS SPECIFIED IN THE APPLICATION. FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE Proceeds payable at death are subject to policy provisions. See Death Benefit Provisions. Flexible Premiums payable while the Insured is alive. If no Premiums are paid after the first Premium, or if subsequent Premiums prove to be insufficient, this coverage may cease prior to age 121. ALL PAYMENTS AND VALUES ARE BASED ON THE INVESTMENT EXPERIENCE OF THE SUB-ACCOUNTS AND ARE VARIABLE, MAY INCREASE OR DECREASE ACCORDINGLY, AND ARE NOT GUARANTEED AS TO AMOUNT. Non-Participating. ICC14-J355X

POLICY SPECIFICATIONS This Policy Specifications Page, together with the Premium Allocation Information, reflects the information with which your policy has been established as of the Policy Date. OWNER/POLICY INFORMATION Owner: [JOHN DOE] Insured: [JOHN DOE] Policy Number: [1234567] Policy Date: [July 1, 2011] Total Face Amount: $[250,000] Issue Date: [July 1, 2011] Issue Age/Sex: [35/ Male] State of Delivery: [CO] Department of Insurance Telephone Number: [303-123-4567] Plan: Individual Flexible Premium Variable and Fixed Life Insurance: Non-Participating Employer Number: [54321] PREMIUM AND EXPENSE INFORMATION Premium Class: [Standard] Initial Periodic Premium Amount: $[3,484.89 Per Year] If no Premiums are paid after the first Premium or if subsequent Premiums prove to be too low, this coverage may cease prior to age 121. The Owner may have to pay more than the Premiums shown above to keep this policy and coverage in force. Summary of Charges: Service Charge: $[15.00 per month maximum] Expense Charge: [10.00% of premium maximum] Mortality & Expense Charge: [.90% maximum] Risk Charges: Shown on Page 1a FIXED ACCOUNT INTEREST Current Interest Rate: [2.0%] SCHEDULE OF BENEFITS AND PREMIUMS BENEFITS FACE AMOUNT MONTHLY COSTS PREMIUM PERIOD Total Face Amount $[250,000] See Page 1a To Insured's Age 121 Base Face $[200,000] See Page 1a Term Rider Face Amount $[50,000] See Page 1a The Owner has elected Death Benefit Option 1, Level Death: the Total Face Amount, less any partial withdrawals, less any outstanding loans, and loan interest accrued, will be payable upon the Insured’s death. Each partial withdrawal will cause a decrease in the Death Benefit. In some cases, growth of the Policy Value Account may require the Company to adjust the Death Benefit in order to comply with Internal Revenue Code Regulations. The Cash Value Accumulation Test is used for this calculation. The Table is shown on Policy Page 1b. ICC14-J355X LD Page 1

POLICY SPECIFICATIONS This Policy Specifications Page, together with the Premium Allocation Information, reflects the information with which your policy has been established as of the Policy Date. OWNER/POLICY INFORMATION Owner: [JOHN DOE] Insured: [JOHN DOE] Policy Number: [1234567] Policy Date: [July 1, 2011] Total Face Amount: $[250,000] Issue Date: [July 1, 2011] Issue Age/Sex: [35/ Male] State of Delivery: [CO] Department of Insurance Telephone Number: [303-123-4567] Plan: Individual Flexible Premium Variable and Fixed Life Insurance: Non-Participating Employer Number: [54321] PREMIUM AND EXPENSE INFORMATION Premium Class: [Standard] Initial Periodic Premium Amount: $[3,484.89 Per Year] If no Premiums are paid after the first Premium or if subsequent Premiums prove to be too low, this coverage may cease prior to age 121. The Owner may have to pay more than the Premiums shown above to keep this policy and coverage in force. Summary of Charges: Service Charge: $[15.00 per month maximum] Expense Charge: [10.00% of premium maximum] Mortality & Expense Charge: [.90% maximum] Risk Charges: Shown on Page 1a FIXED ACCOUNT INTEREST Current Interest Rate: [2.0%] SCHEDULE OF BENEFITS AND PREMIUMS BENEFITS FACE AMOUNT MONTHLY COSTS PREMIUM PERIOD Total Face Amount $[250,000] See Page 1a To Insured's Age 121 Base Face $[200,000] See Page 1a Term Rider Face Amount $[50,000] See Page 1a The Owner has elected Death Benefit Option 2, Coverage Plus: the Total Face Amount plus the Policy Value Account, less any outstanding loans, and loan interest accrued, will be payable upon the Insured’s death. In some cases, growth of the Policy Value Account may require the Company to adjust the Death Benefit in order to comply with Internal Revenue Code Regulations. The Cash Value Accumulation Test is used for this calculation. The Table is shown on Policy Page 1b. ICC14-J355X CP Page 1

GUARANTEED MAXIMUM MONTHLY RISK RATES FOR POLICY 1234567
(Based on the Attained Age of the Insured)

(Premiums are subject to change)

Attained Age	Policy Year	Monthly Risk Rate Per $1,000	Attained Age	Policy Year	Monthly Risk Rate Per $1,000
35	1	0.09	80	46	5.66
36	2	0.10	81	47	6.32
37	3	0.10	82	48	7.01
38	4	0.11	83	49	7.76
39	5	0.11	84	50	8.58
40	6	0.12	85	51	9.51
41	7	0.13	86	52	10.53
42	8	0.14	87	53	11.65
43	9	0.16	88	54	12.84
44	10	0.18	89	55	14.10
45	11	0.19	90	56	15.42
46	12	0.21	91	57	16.66
47	13	0.23	92	58	17.95
48	14	0.24	93	59	19.32
49	15	0.26	94	60	20.75
50	16	0.28	95	61	22.27
51	17	0.30	96	62	23.65
52	18	0.33	97	63	25.12
53	19	0.36	98	64	26.70
54	20	0.41	99	65	28.38
55	21	0.46	100	66	30.18
56	22	0.51	101	67	31.60
57	23	0.57	102	68	33.12
58	24	0.62	103	69	34.74
59	25	0.68	104	70	36.46
60	26	0.74	105	71	38.26
61	27	0.83	106	72	40.18
62	28	0.93	107	73	42.22
63	29	1.04	108	74	44.39
64	30	1.16	109	75	46.69
65	31	1.29	110	76	49.13
66	32	1.42	111	77	51.73
67	33	1.55	112	78	54.48
68	34	1.69	113	79	57.41
69	35	1.83	114	80	60.51
70	36	2.01	115	81	63.81
71	37	2.21	116	82	67.30
72	38	2.46	117	83	71.00
73	39	2.74	118	84	74.94
74	40	3.02	119	85	79.10
75	41	3.34	120	86	83.33
76	42	3.68			
77	43	4.07			
78	44	4.54			
79	45	5.07			

Guaranteed net single premium at Attained Age 121: $1,000 per $1,000
[The maximum risk charges shown reflect a flat extra of (.04) for the first (4) policy years]
[The maximum risk charges reflect a (200%) multiple of the table above]

ICC14-J355X Page 1a

<u>TABLE A</u>

DEATH BENEFIT FACTORS

Cash Value Accumulation Test

	Non-Smoker		Smoker			Non-Smoker		Smoker	
Attained Age	**Male**	**Female**	**Male**	**Female**	**Attained Age**	**Male**	**Female**	**Male**	**Female**
20	8.28453	9.58328	6.65929	7.62334	71	1.62889	1.80676	1.51778	1.61656
21	8.01901	9.24890	6.44746	7.35716	72	1.59072	1.76164	1.48848	1.58381
22	7.76011	8.92560	6.24271	7.10052	73	1.55462	1.71848	1.46071	1.55261
23	7.50777	8.61367	6.04500	6.85340	74	1.52036	1.67717	1.43420	1.52288
24	7.26241	8.31144	5.85369	6.61460	75	1.48775	1.63763	1.40872	1.49459
25	7.02389	8.01982	5.66902	6.38485	76	1.45668	1.59981	1.38436	1.46749
26	6.79208	7.73734	5.49088	6.16369	77	1.42705	1.56362	1.36102	1.44155
27	6.56794	7.46525	5.31868	5.95039	78	1.39892	1.52899	1.33880	1.41670
28	6.35149	7.20350	5.15256	5.74515	79	1.37239	1.49587	1.31780	1.39288
29	6.14016	6.95035	4.99036	5.54729	80	1.34752	1.46412	1.29811	1.37001
30	5.93400	6.70668	4.83171	5.35694	81	1.32420	1.43372	1.27962	1.34803
31	5.73332	6.47131	4.67662	5.17304	82	1.30248	1.40516	1.26238	1.32764
32	5.53808	6.24460	4.52528	4.99635	83	1.28211	1.37842	1.24612	1.30880
33	5.34846	6.02616	4.37798	4.82605	84	1.26298	1.35311	1.23070	1.29117
34	5.16503	5.81559	4.23507	4.66219	85	1.24505	1.32917	1.21608	1.27469
35	4.98736	5.61306	4.09664	4.50471	86	1.22835	1.30659	1.20247	1.25914
36	4.81549	5.41840	3.96242	4.35368	87	1.21287	1.28474	1.18990	1.24382
37	4.64971	5.23094	3.83279	4.20839	88	1.19858	1.26449	1.17836	1.22975
38	4.48960	5.05074	3.70763	4.06876	89	1.18541	1.24558	1.16777	1.21668
39	4.33549	4.87662	3.58716	3.93385	90	1.17324	1.22783	1.15804	1.20440
40	4.18695	4.70871	3.47110	3.80375	91	1.16191	1.21060	1.14903	1.19213
41	4.04380	4.54688	3.35941	3.67822	92	1.15094	1.19217	1.14022	1.17787
42	3.90612	4.39083	3.25224	3.55719	93	1.14006	1.17331	1.13137	1.16251
43	3.77391	4.24042	3.14954	3.44066	94	1.12898	1.15445	1.12215	1.14646
44	3.64701	4.09563	3.05133	3.32859	95	1.11726	1.13558	1.11210	1.12966
45	3.52534	3.95638	2.95763	3.22090	96	1.10420	1.11643	1.10065	1.11247
46	3.40877	3.82257	2.86816	3.11754	97	1.08835	1.09554	1.08629	1.09334
47	3.29687	3.69407	2.78237	3.01839	98	1.06792	1.07125	1.06712	1.07047
48	3.18943	3.57089	2.70020	2.92357	99	1.05000	1.05000	1.05000	1.05000
49	3.08550	3.45284	2.62041	2.83318	100	1.05000	1.05000	1.05000	1.05000
50	2.98502	3.33969	2.54303	2.74711	101	1.05000	1.05000	1.05000	1.05000
51	2.88821	3.23137	2.46838	2.66516	102	1.05000	1.05000	1.05000	1.05000
52	2.79502	3.12772	2.39651	2.58713	103	1.05000	1.05000	1.05000	1.05000
53	2.70567	3.02859	2.32777	2.51288	104	1.05000	1.05000	1.05000	1.05000
54	2.61998	2.93379	2.26211	2.44216	105	1.05000	1.05000	1.05000	1.05000
55	2.53808	2.84304	2.19974	2.37483	106	1.05000	1.05000	1.05000	1.05000
56	2.46006	2.75616	2.14061	2.31067	107	1.05000	1.05000	1.05000	1.05000
57	2.38557	2.67313	2.08440	2.24950	108	1.05000	1.05000	1.05000	1.05000
58	2.31441	2.59366	2.03090	2.19117	109	1.05000	1.05000	1.05000	1.05000
59	2.24597	2.51760	1.97930	2.13529	110	1.05000	1.05000	1.05000	1.05000
60	2.18023	2.44462	1.92964	2.08181	111	1.05000	1.05000	1.05000	1.05000
61	2.11727	2.37450	1.88208	2.03056	112	1.05000	1.05000	1.05000	1.05000
62	2.05718	2.30714	1.83686	1.98136	113	1.05000	1.05000	1.05000	1.05000
63	2.00010	2.24244	1.79417	1.93421	114	1.05000	1.05000	1.05000	1.05000
64	1.94593	2.18019	1.75396	1.88888	115	1.05000	1.05000	1.05000	1.05000
65	1.89443	2.12029	1.71596	1.84525	116	1.05000	1.05000	1.05000	1.05000
66	1.84539	2.06268	1.67983	1.80327	117	1.05000	1.05000	1.05000	1.05000
67	1.79852	2.00730	1.64522	1.76284	118	1.05000	1.05000	1.05000	1.05000
68	1.75354	1.95407	1.61182	1.72399	119	1.05000	1.05000	1.05000	1.05000
69	1.71035	1.90296	1.57953	1.68668	120	1.05000	1.05000	1.05000	1.05000
70	1.66875	1.85387	1.54812	1.65087					

ICC14-J355X Page 1b

THIS PAGE IS INTENTIONALLY LEFT BLANK ICC14-J355X Page 2

Table of Contents DEFINITIONS............................................................................................................................... 5 OWNERSHIP PROVISIONS Assignments/Transfers.......................................................................................................... 6 Beneficiary ............................................................................................................................ 6 Ownership of Series Account ................................................................................................7 Ownership of Fixed Account .................................................................. .............................. 7 Rights of Owner .................................................................................................................... 6 GENERAL PROVISIONS Additional Premium Payments Provision .............................................................................. 9 Allocation of Premiums.......................................................................................................... 8 Annual Statement .................................................................................................................. 9 Change of Total Face Amount ............................................................................................ 10 Currency ................................................................................................................................ 8 Entire Contract ...................................................................................................................... 7 Grace Period Provision.......................................................................................................... 9 Illustration of Benefits and Values ....................................................................................... 10 Incontestability Provision ....................................................................................................... 7 Interstate Insurance Product Regulation Commission........................................................... 7 Misstatement of Age and/or Sex ........................................................................................... 8 Non-Participating ................................................................................................................... 8 Payment of Premiums ........................................................................................................... 8 Periodic Premium Amount...................................................................................................... 9 Policy Modification ................................................................................................................. 7 Policy Years and Anniversaries.............................................................................................. 8 Reinstatement......................................................................................................................... 9 Suicide Exclusion................................................................................................................... 8 Voting Rights.......................................................................................................................... 8 DEATH BENEFIT PROVISIONS Change of Death Benefit Option ......................................................................................... 11 Death Benefit Payment........................................................................................................ 11 Death Benefit Options ......................................................................................................... 10 (Continued on following page) ICC14-J355X Page 3

Table of Contents (continued) POLICY VALUES, LOAN AND NONFORFEITURE PROVISIONS Continuation of Insurance ....................................................................................................13 Cost of Insurance .................................................................................................................11 Effect of a Loan ....................................................................................................................13 Emergency Procedure .........................................................................................................15 Expense Charge...................................................................................................................11 Fixed Account Value ............................................................................................................12 Fixed Account Interest..........................................................................................................13 How Values Are Computed..................................................................................................15 Loan Interest.........................................................................................................................13 Loan Interest Rate................................................................................................................14 Loan Value ...........................................................................................................................13 Net Investment Factor ..........................................................................................................13 Paid-Up Life Insurance Provision.........................................................................................14 Partial Withdrawal Provision ................................................................................................15 Policy Loan ...........................................................................................................................13 Policy Value Account............................................................................................................12 Postponement ......................................................................................................................15 Return of Expense Charge ..................................................................................................14 Risk Rate ..............................................................................................................................11 Service Charge.....................................................................................................................12 Sub-Account Value...............................................................................................................12 Surrender Benefit .................................................................................................................14 Tax Considerations ..............................................................................................................14 TRANSFER PROVISIONS Dollar Cost Averaging ..........................................................................................................16 The Rebalancer Option ........................................................................................................16 Transfers ..............................................................................................................................15 ICC14-J355X Page 4

Definitions Attained Age - the age of the Insured, nearest birthday, as of the Policy Date and each policy anniversary thereafter. Beneficiary - the person(s) named by the Owner to receive the Death Benefit Proceeds upon the death of the Insured. Cash Surrender Value - is equal to: (a) Policy Value Account on the effective date of the surrender; less (b) outstanding policy loans and accrued loan interest, if any; less (c) any monthly cost of insurance charges. Corporate Headquarters - Great-West Life & Annuity Insurance Company (“the Company”), [8515 East Orchard Road, Greenwood Village, Colorado 80111.] Death Benefit Proceeds - the amount payable upon the Insured’s death. A full description of the Death Benefit is described in the Death Benefit Provision. Effective Date - the date on which the first Premium payment is credited to the policy. Evidence of Insurability - information about an Insured which is used to approve or reinstate this policy or any additional benefit. Fixed Account - A division of our General Account that provides a fixed interest rate. The maximum allowed into the Fixed Account by any Owner may be limited by the Company. General Account - All of our assets other than those held in the Separate Account. Insured - the person named on Page 1 as the Insured. Investment Divisions - the divisions of the Series Account that purchase shares in specific securities. The Company may, at times: • make additional Series Accounts or additional Series Account Investment Divisions available; • eliminate Investment Divisions; • combine two or more Investment Divisions; or • substitute a new portfolio for the portfolio in which an Investment Division invests. Subject to any required regulatory approvals, the Company has the right to transfer assets of a Series Account or of an Investment Division to another Series Account or Investment Division. When permitted by law, the Company may modify the policy to comply with applicable federal and state laws and combine the Series Account with other Series Accounts. Issue Date - the date from which the incontestability and suicide exclusions are measured shown on Page 1. Loan Account - all outstanding loans plus credited loan interest held in the General Account of the Company. The Loan Account is not part of the Series Account. Loan Account Value - the sum of all outstanding loans plus credited loan interest for this policy. Owner – is the person, persons or entity named on the Policy Specifications page as the Owner. The Owner is entitled to all the rights under this policy while the Insured is living. Policy Date - the effective date of coverage under this policy. The policy months, policy years and anniversaries are measured from the Policy Date shown on Page 1. Policy Value Account - the Sub-Account Value plus the Fixed Account Value plus the Loan Account Value. Premiums - amounts received and allocated to the Sub-Account(s) and the Fixed Account prior to any deductions. Request - any instruction in a form, written, telephoned or computerized, satisfactory to the Company and received at the Corporate Headquarters from the Owner or the Owner's assignee (as specified in a form acceptable to the Company) or the Beneficiary, (as applicable) as required by any provision of this policy or as required by the Company. The Request is subject to any action taken or payment made by the Company before it was processed. In addition, subject to the Company's administrative requirements as they may exist and to any requirements that may be imposed by the Underlying Funds or other investments, the Company reserves the right to require advance written notice from the Owner for any of the following: • allocations of Premiums or loan repayments; and • Requests for surrenders, partial withdrawals, loans, or Transfers. Series Account - the segregated investment account established by the Company as a separate account under Colorado law named the COLI VUL-2 Series Account. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Company owns the assets in the Series Account. The investments held in the Series Account provide variable life insurance benefits under this policy and the Series Account is used for other purposes permitted by applicable laws and regulations. This account is kept separate from the General Account and other series accounts the Company may have. ICC14-J355X Page 5

Definitions (continued) Sub-Account - sub-division(s) of the Owner’s Policy Value Account containing the value credited to the Owner from the Series Account. Sub-Account Value - the sum of the values of the Sub-Accounts credited to the Owner under the Policy Value Account. The Sub-Account Value is credited with a return based upon the investment experience of the Investment Division(s) selected by the Owner and will increase or decrease accordingly. Transaction Date - the date on which any Premium payment or Request from the Owner will be processed by the Company. Premium payments and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Sub- Account Value will be valued on each date that the New York Stock Exchange (“NYSE”) is open for trading. Ownership Provisions Transfer - the moving of money from one Sub- Account or the Fixed Account to one or more Sub- Account(s) or the Fixed Account. Underlying Fund - a portfolio of securities managed in accordance with a specified investment objective, or a registered management investment company in which the assets of the Series Account may be invested. Valuation Date - the date on which the net asset value of each Underlying Fund is determined. A Valuation Date is each day that the New York Stock Exchange is open for regular business. The value of an Investment Division's assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used. Valuation Period - the period between two successive Valuation Dates, starting at the close of the NYSE on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date. RIGHTS OF OWNER While the Insured is living, all benefits and rights under this policy belong to the Owner. However, the Owner’s rights are subject to the rights of any assignee or irrevocably named Beneficiary. ASSIGNMENTS/TRANSFERS The Owner may assign this policy while the Insured is living subject to the assignment satisfying applicable laws and regulations. The Company will not recognize an assignment until the original or a certified copy is recorded at the Corporate Headquarters. When filed, the Owner’s rights and those of the Beneficiary are subject to the assignment. The Company is not responsible for the validity of any assignment. When recorded by the Company, a transfer of ownership will revoke any designation of a Secondary Owner. It will not change a Beneficiary. All benefits and rights under this policy will belong to the new Owner, subject to the terms and conditions of the policy and the interest of any recorded assignee. BENEFICIARY While the Insured is living, the Owner may change the Beneficiary by Request unless a previous designation was made irrevocable. An irrevocable Beneficiary designation may not be changed without the written consent of that Beneficiary, except to the extent required by law. Any change is subject to any existing assignment of this policy. A recorded change of Beneficiary will take effect as of the date the notice was signed unless otherwise specified by the Owner. However, the change will not affect any payment made by the Company before it received a Request for a change of Beneficiary. The Company may rely on an affidavit by any responsible person to identify a Beneficiary or verify the non-existence of a Beneficiary not identified by name. ICC14-J355X Page 6

Ownership Provisions (continued) OWNERSHIP OF SERIES ACCOUNT The Company has absolute ownership of the assets of the Series Account. The portion of the assets of the Series Account equal to the reserves and other Contract liabilities with respect to the Series Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income and realized and unrealized gains or losses from the assets in the Series Account are credited to or charged against the account without regard to other income, gains or losses arising out of any other business the Company may conduct. Assets of the Series Account held in or represented by any other separate account of the Company used in connection with this policy, in an amount equal to such other account’s reserves and other contract liabilities shall not be chargeable with the liabilities arising out of any other business the Company may conduct. OWNERSHIP OF FIXED ACCOUNT The Company has absolute ownership of the assets of the Fixed Account. Except as limited by law, the Company has sole control over the investment of the General Account Assets. The Owner does not share in the investment experience of the General Account, but is allowed to allocate and Transfer Policy Value into the Fixed Account. General Provisions ENTIRE CONTRACT This policy, any endorsements, any riders, and the application form the entire contract. A copy of the application is attached. After issue, amendments or changes in writing and agreed to by the Company are part of the contract. All statements in the application, in the absence of fraud, are considered representations and not warranties. Only statements in the application will be used to defend a claim or to cancel the policy for misrepresentation. Only the President, a Vice-President, or the Secretary of the Company have the authority to change or waive any provisions of the policy. No agent or broker has the authority to change any term of this policy or to make any agreements binding to the Company. INTERSTATE INSURANCE PRODUCT REGULATION COMMISSION This Policy was approved under the authority of the Interstate Insurance Product Regulation Commission and issued under the Commission standards. Any provision of the Policy that on the provision’s effective date is in conflict with Interstate Insurance Product Regulation Commission standards for this product type is hereby amended to conform to the Interstate Insurance Product Regulation Commission standards for this product type as of the provision’s effective date. POLICY MODIFICATION The Company may terminate an Investment Division or Underlying Fund. In the event, the Owner, by Request, may change the allocation of the Premium. If no Request is made by the date of termination, future Premium allocations to the terminated Investment Division or Underlying Fund will be allocated to the Money Market Investment Division. Any modification will not affect the terms, provisions or conditions which are, or may be, applicable to Premium payments previously made to any such Investment Division. INCONTESTABILITY PROVISION Except for nonpayment of premium, this policy will not be contested on the basis of misrepresentation after it has been in force during the Insured's lifetime for 2 years from the Issue Date. However, this 2 year limit does not apply to any rider attached to this policy which provides: (a) benefits in the event of disability; or (b) additional insurance in the event of accidental death. If the Total Face Amount is increased, the amount of the increase will in like manner be incontestable after it has been in force during the Insured's lifetime for 2 years from the effective date of the increase. ICC14-J355X Page 7

General Provisions (continued) SUICIDE EXCLUSION If the Insured commits suicide, while sane or insane, within 2 years from the Issue Date (or 2 years within the date of reinstatement, if applicable) the proceeds payable under this policy will be limited to an amount equal to all Premiums paid on this policy less outstanding policy loans, accrued loan interest, partial withdrawals and the cost for riders. Payment will be made to the Beneficiary. If the face amount is increased, and if the Insured commits suicide, while sane or insane, within 2 years from the effective date of any increase, the Company will pay only that portion of the Policy Value Account and the cost of insurance paid for the amount of increase. The face amount of the policy will be reduced to the face amount that was in effect prior to the increase. VOTING RIGHTS The Company will exercise any voting rights associated with the Series Account investments in its sole discretion in accordance with applicable law. CURRENCY All amounts to be paid to or by the Company will be in the currency of the United States of America. NON-PARTICIPATING This policy is non-participating. It is not eligible to share in the Company's divisible surplus. MISSTATEMENT OF AGE AND/OR SEX If the Insured's age and/or sex on the Policy Date has been misstated, the benefits payable under this policy will be the amount of insurance that the cost of insurance (deducted from the Policy Value Account at the beginning of the month in which death occurred) would have purchased for the correct age and/or sex on the Policy Date. If the age and/or sex of the Insured or any other person covered under a rider has been misstated on the Policy Date, the benefits payable under the rider will be the benefit that the amount charged would have purchased for the correct age and/or sex on the Policy Date. If the age is misstated in such a way that the Insured was not eligible for coverage under the policy, the Company’s liability will be limited to a return of the Premiums paid, less any partial withdrawals and outstanding loans and accrued loan interest and the cost for riders. POLICY YEARS AND ANNIVERSARIES Policy years and anniversaries will be measured from the Policy Date shown on Page 1. PAYMENT OF PREMIUMS The first Premium is due on or before the Policy Date shown on Page 1. The Company will mail the Owner a billing notice 30 days in advance of the Premium due date. All Premiums after the first are to be made payable to the Company and will be due on the first day of any Policy Month in which the cost of insurance exceeds the Policy Value Account less any outstanding loans and less any accrued loan interest. Subject to limitations as provided in this policy, Premiums paid after the first may be paid in any amount and at any time before the Paid-Up Life Insurance Provision goes into effect. A premium allocation confirmation will be sent upon receipt of each Premium. ALLOCATION OF PREMIUMS During the right to examine period, Premiums will be allocated effective upon the Transaction Date to one or more of the Investment Division(s) selected on the application. During the right to examine period, the Owner may Transfer all or a portion of the Policy Value Account amount among the Investment Divisions currently being offered by the Company. Any returned policy will be void from the date the Company issued the policy and we will refund your Policy Value Account less surrenders, withdrawals, and distributions. This amount may be higher or lower than the Premiums paid, which means the Owner bears the investment risk during the right to examine period. After the right to examine period, subsequent Premium payments will be allocated in the Policy Value Account as Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date. ICC14-J355X Page 8

General Provisions (continued) GRACE PERIOD PROVISION The first day of each Policy Month is the due date for any Premium required to keep the policy in force for that month. Except for the first Premium, if the amount in the Policy Value Account, less any outstanding policy loans and less any accrued loan interest, on the last day of a Policy Month is not sufficient to cover the monthly deduction for the cost of insurance for the next Policy Month, a grace period of 61 days from the due date will be allowed for the payment of an amount sufficient to cover the monthly cost of insurance for the next 2 months. Coverage will remain in force during the grace period. If the Premium due is not paid within the grace period, all coverage under this policy will cease at the end of the 61 day period. Notice of such Premium due will be mailed to the last known address of the Owner and any assignee of record at least 31 days prior to the date coverage will cease. If the Insured dies during the grace period, any cost of insurance charges due and unpaid will be deducted from the Death Benefit Proceeds. PERIODIC PREMIUM AMOUNT The Company may suggest a periodic premium amount. The actual amount of Premiums needed may change, depending on the number of Premium payments made, changes in coverage, investment experience, monthly risk rate, and partial withdrawals made. ADDITIONAL PREMIUM PAYMENTS PROVISION Besides the periodic premium amount, the Owner may make additional Premium payments as described below prior to the date the Paid-Up Life Insurance Provision goes into effect. Additional Premium payments may be limited to amounts that will not exceed tax guidelines and jeopardize the tax status of the policy as life insurance. The minimum additional Premium that will be accepted at one time is $100. The Company reserves the right to restrict or refuse additional Premium payments that exceed the Initial Periodic Premium Amount shown on Page 1. REINSTATEMENT This policy may be reinstated within 3 years after the coverage ceased, unless it has been surrendered. The Company must receive: • A Request from the Owner. • Evidence of Insurability for the Insured and any other person covered by rider, at the Owner's expense. • Payment of the cost of insurance for the grace period. • Payment of an amount equal to 4 months’ cost of insurance. Such payment less the expense charges will be credited to the Policy Value Account as of the date of reinstatement. • Payment or reinstatement of any policy loan which was outstanding as of the date the coverage ceased, including interest thereon. Interest will be 6.00% per year. Interest will be compounded annually to the date of the policy reinstatement. Reinstatement will become effective on the date the application for reinstatement is approved by the Company. ANNUAL STATEMENT Within 30 days after each policy anniversary, the Company will send the Owner a statement showing: • The Policy Value Account; • The Death Benefit • Premiums paid and investment experience since the last statement; • Partial withdrawals and charges since the last statement; • Outstanding policy loans and loan interest paid since the last statement; and • The current allocation in each of the Investment Divisions. ICC14-J355X Page 9

General Provisions (continued) ILLUSTRATION OF BENEFITS AND VALUES The Owner may at any time Request from the Company an illustration of future Death Benefits and Cash Surrender Values. The first illustration provided during a policy year will be at no charge. Each additional illustration during that policy year will be subject to a maximum fee of $50. This illustration will be based on: • The current Policy Value Account; • Assumed investment experience; • Coverage amounts and the Death Benefit option elected; • Recommended periodic premium amounts; and • Current monthly risk rates. Death Benefit Provisions CHANGE OF TOTAL FACE AMOUNT By Request, the Owner may at any time increase or decrease the total face amount provided by this policy, subject to the Company's approval. Any change in total face amount may be limited to amounts that will not exceed tax guidelines and jeopardize the tax status of the policy as life insurance. For a decrease in total face amount: • The Company must receive a Request. • The decrease will become effective on the first day of the Policy Month following approval of the Request. • The decrease will apply first to the most recent increase or increases in total face amount for purposes of the incontestability provision. The minimum decrease amount will be $25,000. The total face amount may not be decreased below $100,000 unless prior approval is obtained from the Company. For an increase in total face amount: • The Company must receive a Request. • The increase will be subject to Evidence of Insurability satisfactory to the Company. • The increase will be effective on the policy anniversary following the approval of the Request for the increase, subject to the deduction of the first month's cost of insurance from the Policy Value Account. The minimum increase amount will be $25,000. DEATH BENEFIT OPTIONS The Death Benefit option for this policy as of the Issue Date is shown on Page 1. The Death Benefit is determined by the option in effect at the Insured's date of death. Option 1: Level Death The Death Benefit will be the greater of: a) the Total Face Amount shown on Page 1, less any partial withdrawals; and b) the Policy Value Account on the Insured’s date of death times the applicable Factor shown in the Table on Page 1b. The Death Benefit will be reduced by the amount of any outstanding loans and loan interest accrued. Option 2: Coverage Plus The Death Benefit will be the greater of: a) the Total Face Amount shown on Page 1, plus the Policy Value Account on the Insured’s date of death; and b) the Policy Value Account on the Insured’s date of death times the applicable Factor shown in the Table on Page 1b. The Death Benefit will be reduced by the amount of any outstanding loans and loan interest accrued. ICC14-J355X Page 10

Death Benefit Provisions (continued) CHANGE OF DEATH BENEFIT OPTION After the first policy year, but not more than once each policy year, the Owner may change the Death Benefit option by Request. Any change will be effective on the first day of the Policy Month following the date the Company approves the Request. A maximum fee of $100 will be deducted from the Policy Value Account for each change. A change in the Death Benefit option is subject to the following conditions: • If the change is from Option 1 to Option 2, the amount payable upon the death of the Insured will remain the same and the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Policy Value Account. Evidence of Insurability may be required. • If the change is from Option 2 to Option 1, the amount payable upon the death of the Insured will remain the same and the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the Policy Value Account. DEATH BENEFIT PAYMENT The Death Benefit payable on the Insured's death will be paid in a lump sum unless the Owner elects to receive all or a portion of the Death Benefit Proceeds under a settlement option that the Company is then offering. The Company will pay interest on the Death Benefit Proceeds, less any indebtedness from the date of death. The Company will pay interest on the Proceeds at a rate established by the Company for funds left on deposit. Additional interest shall accrue at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of (i), (ii), and (iii) to the date the claim is paid, where: (i) The date that due proof of death is received by the Company; (ii) The date the Company receives sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the Proceeds; and (iii) The date that legal impediments to the payment of Death Benefit Proceeds that depend on the action of parties other than the Company are resolved and sufficient evidence of the same is provided to the Company. Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements. Policy Values, Loan and Nonforfeiture Provisions COST OF INSURANCE An amount will be deducted on the first day of each Policy Month from the Policy Value Account to pay the cost of insurance for that Policy Month. The cost of insurance is calculated on the first day of each Policy Month and is equal to: the Death Benefit divided by 1.00327374 less the Policy Value Account on the first day of each Policy Month, multiplied by the current monthly risk rate for the Insured's Attained Age, plus the extra charge for any rated class plus the monthly Service Charge plus the cost of any riders. If there has been an increase or decrease in Death Benefit during the policy year, the cost of insurance calculation will be adjusted accordingly to reflect the change. RISK RATE The maximum monthly risk rate is shown on Page 1a. The Company may charge a lower monthly risk rate. The maximum risk rates shown on Page 1a are based on the Commissioners 2001 Standard Ordinary Smoker-Distinct and Sex-Distinct Mortality Table, age nearest birthday. The Company reserves the right to change the monthly risk rate based on our expectations of future mortality, investment earnings, persistency, capital and reserve requirements, and expenses (including taxes) subject to the maximum risk rates. Any change will be made uniformly by class. EXPENSE CHARGE The maximum expense charge for this policy is shown on Page 1. The charge is a percentage of all Premiums paid. This charge is guaranteed and may not be increased. ICC14-J355X Page 11

Policy Values, Loan and Nonforfeiture Provisions (Continued) The expense charge will be deducted from each Premium paid. This would include any Premium paid to reinstate the policy. SERVICE CHARGE The maximum service charge for this policy is shown on Page 1. This charge is deducted from the Policy Value Account on the first day of each policy month. This charge is guaranteed and may not be increased. POLICY VALUE ACCOUNT The Policy Value Account is equal to the Sub-Account Value plus the Fixed Account Value plus the Loan Account Value. Each Premium less any expense charge will be credited to the Policy Value Account on the date received at the Corporate Headquarters. On the first day of each policy month a deduction will be made from this account for the cost of insurance. SUB-ACCOUNT VALUE The Sub-Account Value is the total dollar amount of all accumulation units under each of the Owner’s Sub- Accounts excluding the Fixed Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account’s Value is equal to the sum of: • the value of the Sub-Account at the last Valuation Date; • any Premium, less Expense Charges deducted from Premiums received during the current Valuation Period which is allocated to the Sub- Account; • any loan repayment amount; • all values transferred to the Sub-Account; and • any net investment return allocated to the Sub- Account. MINUS the following: • all values transferred to another Sub-Account and the Loan Account Value taken from the Sub- Account during the current Valuation Period; • all partial withdrawals from the Sub-Account during the current Valuation Period. • an amount representing the mortality and expense risk charge deducted from each Investment Division on a daily basis, equal to an annual rate as a percentage of the daily net asset value of each Investment Division. The actual mortality and expense charge is determined by the company, but may not exceed the annual guaranteed maximum mortality and expense charge of .90% In addition, whenever a Valuation Period includes the monthly anniversary day, value of the Sub- Account at the end of such period is reduced by the portion of the cost of insurance charges allocated to the Sub-Account and any other investment charges specified on Page 1. The Sub-Account Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Investment Division(s) as well as the deductions for charges. Premiums which the Owner allocates to an Investment Division are used to purchase accumulation units in the Investment Division(s) the Owner selects. The number of accumulation units to be credited will be determined by dividing the portion of each Premium allocated to or amount transferred to the Investment Division by the value of an Accumulation Unit determined at the end of the Valuation Period during which the Premium was received or the amount was transferred to the Investment Division. In the case of the initial Premium, accumulation units for that payment will be credited to the Sub-Account Value. In the case of any subsequent Premium, accumulation units for that payment will be credited at the end of the Valuation Period during which we receive the Premium. The value of an Accumulation Unit for each Investment Division for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's net investment factor for the Valuation Period. FIXED ACCOUNT VALUE The Fixed Account Value is • Premiums, less expense charges, allocated to the Fixed Account; plus • Sub-Account Value transferred to the Fixed Account; plus • Interest credited to the Fixed Account; minus • The portion of any accrued policy fees and charges allocated to the Fixed Account; minus • Partial withdrawals from the Fixed Account including any applicable partial withdrawal charges; minus • Transfers from the Fixed Account, including any applicable Transfer charges. During any policy month the Fixed Account Value will be calculated on a consistent basis. For purposes of crediting interest, policy value deducted, transferred or withdrawn from the Fixed Account is accounted for on a first in first out basis. ICC14-J355X Page 12

Policy Values, Loan and Nonforfeiture Provisions (continued) NET INVESTMENT FACTOR The net investment factor for any Investment Division for any Valuation Period is determined by dividing (a) by (b): (a) is the net result of: (i) the net asset value held in the Investment Division determined as of the end of the current Valuation Period; plus (ii) the amount of any dividend (or, if applicable, capital gain distributions) on assets held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period; minus or plus (iii) a charge or credit for any taxes incurred by or reserved for in the Investment Division, which is determined by the Company to have resulted from the investment operations of the Investment Division. (b) is the net result of: (i) the net asset value held in the Investment Division determined as of the end of the immediately preceding Valuation Period; minus or plus (ii) the charge or credit for any taxes incurred by or reserved for in the Investment Division for the immediately preceding Valuation Period. The net investment factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease or remain unchanged. The net asset value includes a deduction for an investment advisory fee. This fee compensates the investment adviser for services provided to the Underlying Fund. The fee may differ between Underlying Funds and may be renegotiated each year. FIXED ACCOUNT INTEREST The interest rate credited to the Policy Value Account in the Fixed Account is set by the Company but is guaranteed to be at least that shown on the Policy Specifications page. We may credit interest at rates higher than the minimum guaranteed rate. We will review the interest rate at least once a year, but at the Company’s discretion. We may reset the interest rate monthly. CONTINUATION OF INSURANCE If Premium payments cease, coverage under this policy or any attached riders will continue until the Policy Value Account, less any outstanding loans, and less loan interest accrued is insufficient to cover the monthly deduction for the cost of insurance. When the amount is insufficient, the Grace Period Provision will go into effect. POLICY LOAN While this policy is in force, the Owner, by Request, may obtain a loan from the Company on the security of the policy. The minimum loan amount is $500. The total amount of loans cannot be more than the maximum described in the Loan Value Provision. EFFECT OF A LOAN When a policy loan is made, funds are transferred out of the Series Account and Fixed Account and into the Loan Account. When a policy loan is repaid, the amount of repayment is added according to current Premium allocations. A loan, whether or not repaid, will have a permanent effect on the Cash Surrender Value and on the Death Benefit, as described in this policy. If not repaid, any indebtedness will reduce the amount of Death Benefit Proceeds and the amount available upon surrender of this policy. A policy loan will not be treated as a taxable distribution under Section 72 unless: • this policy is surrendered or lapsed while there is an outstanding loan; or • this policy is a modified endowment contract. If this policy is a modified endowment contract, a 10% penalty will apply to the amount of the loan included as gross income unless the loan is made after the date the Owner becomes 59½ or becomes disabled. LOAN INTEREST Interest credited on the Loan Account is the loan interest rate less a maximum of .90%. A policy loan will be a first lien on the policy in favor of the Company. The Owner must Request if any part of a Premium is to be applied to repay a policy loan. The expense charge will not apply to repayments of policy loans. Loan amounts will be withdrawn from all the Sub- Accounts and the Fixed Account on a pro rata basis. LOAN VALUE The maximum loan value is equal to: 90% of the Policy Value Account at the time of the loan less the current monthly deductions remaining for the balance of the policy year less interest on the loan to the next policy anniversary date. ICC14-J355X Page 13 that policy year and applies to all loans outstanding during that policy year. Interest is due and payable Year 1 Account Returned 7% on each policy anniversary. Interest not paid when Year 2 6% due will be added to the loan and will bear interest at Year 3 5% the loan interest rate. Year 4 4% Year 5 3% The maximum loan interest rate for policy loans is Year 6 2% based on a Published Monthly Average. That Year 7 1% average is: Year 8 0% Policy Values, Loan and Nonforfeiture Provisions (continued) LOAN INTEREST RATE The loan interest rate will be determined annually at the beginning of each policy year. It is guaranteed for The return of expense charge is based on the following: Policy Year Percent of Policy Value (a) The Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc. or any successor thereto; or (b) In the event that the Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation issued by the Commissioner. The Company must reduce the loan interest rate if the maximum loan interest rate is lower than the loan interest rate for the previous policy year by one-half of one percent or more. Any increase to the loan interest rate must be at least one-half of one percent. No increase may be made if the loan interest rate would exceed the maximum loan interest rate. The Company will send to the Owner and any assignee of record with loans advance notice of any increase in the rate. SURRENDER BENEFIT The Owner may surrender this policy for the surrender benefit. The surrender benefit is the Policy Value Account less any outstanding policy loans and less accrued loan interest on the date of surrender. RETURN OF EXPENSE CHARGE If the policy is surrendered for the surrender benefit within the first seven policy years, the Company will return a percentage of the expense charge. The return of expense charge amount will be a percentage of the Policy Value Account on the date the surrender Request is received at our Corporate Headquarters. This amount will be in addition to the surrender benefit. The return of expense charge is not available if the policy is surrendered under the terms of Section 1035 of the Internal Revenue Code. PAID-UP LIFE INSURANCE PROVISION If the Insured is living and the policy is in force on the policy anniversary at Attained Age 121, the entire Policy Value Account, less any outstanding loans and loan interest accrued will be applied as a single premium to purchase paid-up insurance. The net single premium rate for the Insured’s age and sex is based on the guaranteed minimum interest rate and guaranteed mortality table in the policy. The amount of paid-up insurance may be increased, if necessary, so that the policy continues to qualify as life insurance under Section 7702 of the Internal Revenue Code. The Policy Value Account will continue to earn interest and no charges will be deducted. The paid-up policy may be surrendered at any time. If it is surrendered within 30 days after a policy anniversary, the Cash Value will not be less than it would have been on that policy anniversary. TAX CONSIDERATIONS This policy is intended to constitute life insurance for tax purposes and is designed to meet the requirements of Internal Revenue Code (Code) Sections 101 and 7702, as they existed on the Issue Date. If, in the Company’s sole discretion, the Cash Value at any time reaches an amount which could jeopardize this policy’s treatment as life insurance for tax purposes, the Company reserves the right to refund the portion of the Premium or Cash Value in excess of the allowable limits. This policy may be purchased as a modified endowment contract. Distributions from modified endowment contracts are subject to different taxation rules than distributions from a life insurance policy that is not a modified endowment contract. ICC14-J355X Page 14

Policy Values, Loan and Nonforfeiture Provisions (continued) If the policy is not a modified endowment contract when issued, the payment of excess Premium or a material change in the benefits or terms of the contract as provided in Code Section 7702A will cause the policy to be treated as a new contract and may cause the policy to become a modified endowment contract. It is entirely the Owner’s responsibility to monitor Premium payments and material changes to ensure that the policy does not become a modified endowment contract. Nothing in this policy is to be construed as tax advice, and the Company recommends that the Owner discuss the tax consequences under the policy with a competent tax adviser. PARTIAL WITHDRAWAL PROVISION The Owner may make a partial withdrawal from the Policy Value Account at any time while the policy is in force. The minimum amount per withdrawal is $500. The maximum amount that may be withdrawn is 90% of the Policy Value Account less the Loan Account Value. There is no administrative fee charged for the first partial withdrawal in any policy year. However, a maximum administrative fee of $25 will be deducted from the Policy Value Account for each additional partial withdrawal made in the same policy year. The partial withdrawal will be effective on the Transaction Date. The Policy Value Account will be reduced by the withdrawal amount, which will be taken from all the Sub-Accounts and the Fixed Account on a pro-rata basis. If the policy is in force under Option 1, Level Death Benefit, then the Death Benefit also will be reduced by the amount of each withdrawal. Withdrawals may not be repaid directly into the Policy Value Account. Any payments received will be subject to the Additional Premium Payments Provision. POSTPONEMENT If the Company receives a Request for surrender, partial withdrawal, or a loan, the Company may postpone any payment for up to 7 days. Transfer Provisions For Investment Divisions which are not valued on each business day, the Company may defer until the next Valuation Date: • determination and payment of any surrenders, partial withdrawals or loans; • determination and payment of any death proceeds in excess of the face amount; • reallocation of the Sub-Account value; and • transfers During the postponement period, the Sub-Account Value will continue to be subject to the investment experience (gains or losses) of the Underlying Fund(s) and all applicable charges. EMERGENCY PROCEDURE If the Company cannot value the Investment Divisions due to a national stock exchange closure, with the exception of weekends or holidays, or if trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission (SEC), or as otherwise ordered by the SEC, the Company may postpone all procedures which require valuation of the Investment Divisions until valuation is possible. HOW VALUES ARE COMPUTED All guaranteed calculations are based on the Commissioners 2001 Standard Ordinary Sex-Distinct and Smoker-Distinct Mortality Table, age nearest birthday, at an interest rate of 4% per year. These computations assume that Death Benefits are to be paid at the end of the policy year in which death occurs. Any net single Premium will be computed on the basis of the Insured's Attained Age and Premium class. A detailed statement of the method of computing the values of this policy has been filed with the Interstate Insurance Product Regulation Commission. Any cash values and paid-up non-forfeiture benefits available under the policy are not less than the minimum values and benefits required by or pursuant to the NAIC Variable Life Insurance Regulation, model # 270 using actuarial guidelines XXIV.. TRANSFERS The Owner may make Transfers by Request but no more frequently than every 30 days. The following provisions apply: (a) While this policy is in force, the Owner, by Request may Transfer all or a portion of the Sub-Account Value among the Investment Divisions and/or Fixed Account currently offered by the Company. (b) A Transfer out of the Fixed Account may only be made one time during a 365 day period and is limited to the greater of the maximum of 25% of the balance of the Fixed Account or the amount of the Transfer from the previous 365 day period. (c) A Transfer will be effective upon the Transaction Date. ICC14-J355X Page 15

Transfer Provisions (continued) (d) There is no administrative charge for the first twelve Transfers made in a calendar year. There is a maximum $10 administrative fee for each subsequent Transfer. All Transfers made on a single Transaction Date will be aggregated to count as only one Transfer toward the twelve free Transfers; however, if a one time rebalancing Transfer also occurs on the Transaction Date it will be counted as a separate and additional Transfer. (e) A loan and a 1035 exchange will both be considered a Transfer. DOLLAR COST AVERAGING By Request, the Owner may elect dollar cost averaging in order to purchase accumulation units of the Sub-Accounts over a period of time. The Owner may Request to automatically Transfer a predetermined dollar amount, subject to the Company’s minimum, at regular intervals from any one or more designated Sub-Accounts to one or more of the remaining, then available, Sub-Accounts. The unit value will be determined on the dates of the Transfers. The Owner must specify the percentage to be Transferred into each designated Sub-Account. Transfers may be set up on any one of the following frequency periods: monthly, quarterly, semiannually, or annually. The Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. The Company will provide a list of Sub-Accounts eligible for dollar cost averaging which may be modified from time to time. Amounts Transferred through dollar cost averaging are not counted against the twelve free Transfers allowed in a calendar year. The Owner may terminate dollar cost averaging at any time by Request. Dollar cost averaging will terminate automatically when this policy is no longer in force. THE REBALANCER OPTION By Request, the Owner may elect the rebalancer option in order to automatically Transfer among the Sub-Accounts on a periodic basis. This type of automatic Transfer program automatically reallocates the Sub-Account Value to maintain a particular percentage allocation among Sub-Accounts selected by the Owner. The amount allocated to each Sub- Account will increase or decrease at different rates depending on the investment experience of the Sub- Account. The Owner may Request that rebalancing occur one time only, in which case the Transfer will take place on the Transaction Date of the Request. This Transfer will count as one Transfer towards the twelve free Transfers allowed in a calendar year. Rebalancing may also be set up on a quarterly, semiannual, or annual basis, in which case the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. On the Transaction Date for the specified Request, assets will be automatically reallocated to the selected funds. Rebalancing will continue on the same Transaction Date for subsequent periods. In order to participate in the rebalancer option, the entire Sub-Account Value must be included. Transfers set up with these frequencies will not count against the twelve free Transfers allowed in a calendar year. The Owner must specify the percentage of Sub- Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Owner may terminate the rebalancer option at any time by Request. The rebalancer option will terminate automatically when this policy is no longer in force. Participation in the rebalancer option and dollar cost averaging at the same time is not allowed. Participation in the rebalancer option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the rebalancer option at any time. ICC14-J355X Page 16

ADJUSTABLE DEATH BENEFIT. Proceeds payable at death are subject to policy provisions. See Death Benefit Provisions. Flexible Premiums payable while the Insured is alive. If no Premiums are paid after the first Premium, or if subsequent Premiums prove to be too low, this coverage may cease prior to age 121. ALL PAYMENTS AND VALUES BASED ON THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS ARE VARIABLE, MAY INCREASE OR DECREASE ACCORDINGLY, AND ARE NOT GUARANTEED AS TO AMOUNT. Non-Participating. CORPORATE HEADQUARTERS – [Greenwood Village, Colorado] ICC14-J355X

AMENDMENT TO FUND PARTICIPATION AGREEMENT BETWEEN GREAT WEST LIFE & ANNUITY COMPANY, DELAWARE VIP TRUST, DELAWARE MANAGEMENT COMPANY AND DELAWARE DISTRIBUTORS, L.P.

THIS AMENDMENT TO FUND PARTICIPATION AGREEMENT is made as of this 7th day of May, 2014, by and among Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Great-West Life & Annuity Insurance Company (“Great-West”) ( collectively, the “Parties”). Capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Agreement (defined below).

RECITALS

WHEREAS, the Parties entered into to a Fund Participation Agreement dated April 20, 2001, as amended, (the “Agreement”); and
WHEREAS, the Parties desire to add additional Great-West separate accounts to the Agreement; and
WHEREAS, the Parties desire and agree to amend the Agreement by deleting in its entirety Schedule A of the Agreement and replacing it with the Schedule A attached hereto.
NOW, THEREFORE, in consideration of the premises and mutual covenants contained herein, the Parties hereby amend the Agreement as follows:

1.	Schedule A to the Agreement is hereby deleted in its entirety and replaced with the Schedule A attached hereto; and

2.	All other provisions of the Agreement shall remain in full force and effect.

[Remainder of page left intentionally blank.]

882064-1

IN WITNESS WHEREOF, the Parties have executed this Amendment as of the 7th day of May, 2014.
GREAT-WEST LIFE AND ANNUITY INSURANCE COMPANY

By its authorized officer,

By: /s/ Ron Laeyendecker__
Name: Ron Laeyendecker
Title: Senior Vice President

DELAWARE VIP TRUST,

By its authorized officer,

By: /s/ Patrick P. Coyne
Name: Patrick P. Coyne
Title: President

DELAWARE MANAGEMENT COMPANY,
A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST

By its authorized officer,

By: /s/ Patrick P. Coyne
Name: Patrick P. Coyne
Title: President

DELAWARE DISTRIBUTORS, L.P.

By its authorized officer,

By: /s/ J. Scott Coleman
Name: J. Scott Coleman
Title: President

SCHEDULE A
Separate Accounts

Name of Separate Accounts

Great-West Life & Annuity Insurance Company Accounts:

Variable Annuity-1 Series Account
Variable Annuity-2 Series Account
COLI VUL 2 of GWL&A
COLI VUL 4 of GWL&A

882064-1